Finance income and expense	12 Months Ended
Dec. 31, 2021
Finance income and expense
Finance income and expense

3 Finance income and expense

	2021	2020	2019
	$m	$m	$m
Finance income
Returns on fixed deposits and equity securities	1	1	1
Returns on short-term deposits	11	40	122
Fair value gains on debt and interest rate swaps	–	4	7
Discount unwind on other long-term assets	–	6	20
Interest income on income tax balances	31	36	22
Total	43	87	172
Finance expense
Interest on debt and commercial paper	(700)	(669)	(698)
Interest on overdrafts, lease liabilities and other financing costs	(74)	(67)	(74)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(26)	(37)	(53)
Net exchange losses	(20)	(34)	(30)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(226)	(278)	(356)
Discount unwind on other long-term liabilities[1]	(248)	(219)	(213)
Fair value losses on debt and interest rate swaps	(4)	–	–
Interest expense on income tax balances	(2)	(2)	(8)
Total	(1,300)	(1,306)	(1,432)
Net finance expense	(1,257)	(1,219)	(1,260)

1	Included within Discount unwind on other long-term liabilities is $161m relating to the Acerta Pharma share purchase liability (2020: $151m; 2019: $136m), see Note 20 for further details.

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2021	2020	2019
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(5)	(8)	(12)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(9)	(6)	(10)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	16	42	110
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(738)	(660)	(662)

Fair value loss of $33m (2020: gain of $33m; 2019: loss of $5m) on interest rate fair value hedging instruments and $29m fair value gain (2020: loss of $32m; 2019: gain of $8m) on the related hedged items have been included within Interest and changes in carrying values of debt designated as hedged items, net of derivatives. All fair value hedge relationships were effective during the year.

Fair value loss of $19m (2020: gain of $2m; 2019: gain of $4m) on derivatives related to debt instruments designated at fair value through profit or loss and $19m fair value gain (2020: loss of $3m; 2019: loss of $4m) on debt instruments designated at fair value through profit or loss have been included within Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives.